Document and Entity Information	Feb. 06, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity File Number	001-31756
Entity Registrant Name	ARGAN, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1947195
Entity Address, Address Line One	4075 Wilson Boulevard
Entity Address, Adress Line Two	Suite 440
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	301
Local Phone Number	315-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.15 Par Value
Trading Symbol	AGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000100591
Amendment Flag	false